Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

14.Loss per share

For the year ended December 31, 2023, basic and diluted loss per share has been calculated based on the loss attributable to common shareholders of $28,128,292 (year ended December 31, 2022 - $30,930,647, year ended December 31, 2021 - $31,638,244) and the weighted average number of common shares outstanding of 64,463,087 (year ended December 31, 2022 - 62,505,982, year ended December 31, 2021 - 43,222,819). Diluted loss per share did not include the effect of stock options, PSUs, RSUs, and warrants as they are anti-dilutive.